Capital Stock, Financing and Liquidity	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Stockholders Equity Note [Abstract]
Stockholders Equity Note Disclosure [Text Block]
3. Capital Stock, Financing and Liquidity

Capital Stock

On May 19, 2016, the Company closed on a Securities Purchase Agreement (the “Purchase Agreement”) for the sale by the Company of 2,836,880 shares of the Company’s common stock at a purchase price of $1.7625 per share and the issuance of warrants to purchase 1,418,440 shares of common stock at an exercise price of $1.7625 per warrant for gross proceeds of $5.0 million or $4.6 million, net of issuance costs. Additionally, the Company issued the placement agent warrants to purchase 141,844 shares of common stock to the placement agent for the offering at an exercise price of $1.7625 per warrant. The warrants are initially exercisable commencing November 19, 2016 through their expiration date of May 19, 2021.

On February 18, 2015, the Company closed an underwritten public offering of 2,070,000 registered shares of its common stock, at a price to the public of $1.75 per share, and 695,857 registered shares of its $0.01 par Series B Convertible Preferred Stock (“Series B”) at a price to the public of $8.75 per share. Gross proceeds from the offering were $9.7 million and underwriters’ fees and issuance costs totaled $1.1 million. Thus, the Company generated net proceeds of $8.6 million from the underwritten public offering.

The Series B was convertible into five shares of common stock at the option of the holder, subject to certain limitations related to the holder’s ownership percentage of the Company’s outstanding common stock. The Series B voted with the common stock on all matters on an as-converted basis, and had no preference to the common shares in respect of dividends, voting, liquidation or otherwise.

During 2015, all outstanding shares of Series B were converted to common stock, including 205,279 shares of Series B which were converted into 1,026,395 shares of common stock during the nine months ended September 30, 2015.

Aspire Purchase Agreement

On December 15, 2015, the Company entered into a common stock purchase agreement (the “Aspire Purchase Agreement”), with Aspire Capital Fund, LLC, (“Aspire Capital”), under which Aspire Capital is committed to purchase up to an aggregate of $15.0 million of the Company’s common stock over the approximately 30-month term of the Purchase Agreement. In consideration for entering into the Aspire Purchase Agreement, concurrently with the execution of the Aspire Purchase Agreement, the Company issued Aspire Capital 150,000 shares of our common stock as a commitment fee (the “Commitment Shares”).

Upon execution of the Aspire Purchase Agreement, the Company sold to Aspire Capital 500,000 shares of common stock at $2.00 per share (the “Initial Purchase Shares”), which resulted in net proceeds of approximately $0.9 million. Pursuant to the Aspire Purchase Agreement and Registration Rights Agreement, the Company registered 2,688,933 shares of its common stock. This includes the Commitment Shares and the initial purchase shares issued to Aspire Capital and 2,038,933 shares of common stock which the Company may issue to Aspire Capital in the future.

Under the approximately 30-month term of the Aspire Purchase Agreement, on any trading day on which the closing sale price of the Company’s common stock exceeds $0.50, the Company had the right, in its sole discretion, to direct Aspire Capital to purchase up to 150,000 shares of the Company’s common stock per trading day, at a per share price calculated by reference to the prevailing market price of the Company’s common stock. In addition, the Company had the right, from time to time in its sole discretion, to sell Aspire Capital an amount of stock equal to up to 30% of the aggregate shares of the Company’s common stock traded on the Nasdaq Capital Market on the next trading day, subject to a maximum number of shares which the Company may determine and a minimum trading price. The purchase price per purchase share pursuant to such purchase notices were calculated by reference to the prevailing market price of the Company’s common stock.

There were no trading volume requirements or restrictions under the Aspire Purchase Agreement, and the Company controlled the timing and amount of any sales of our common stock to Aspire Capital. There were no monetary penalties for the Company failing to maintain effectiveness of registration. Aspire Capital had no right to require any sales by the Company, but was obligated to make purchases from us as the Company directs in accordance with the Aspire Purchase Agreement. There were no limitations on use of proceeds, financial or business covenants, restrictions on future financings, rights of first refusal, participation rights, penalties or liquidated damages in the Purchase Agreement. Additionally, Aspire Capital could hedge its position in the Company’s common stock.

On May 12, 2016, the Company issued 150,000 shares of common stock under this arrangement in exchange for gross proceeds of $371 thousand or $349 thousand, net of issuance costs.

The Company terminated the Aspire Purchase Agreement effective as of May 17, 2016. The agreement was terminated by the Company without any penalty or cost to the Company.

Liquidity

The Company has incurred substantial operating losses since its inception, and as of September 30, 2016 has an accumulated deficit of approximately $33.0 million. The Company expects to continue to incur operating losses and negative cash flows from operations in 2016 and in future years. Management believes that the Company’s cash at September 30, 2016 will be sufficient to meet the Company’s obligations through December 31, 2016 and into early 2017. These conditions raise substantial doubt about the Company’s ability to continue as a going concern.

The Company will need to raise additional funds in future periods to fund its operations. Cash requirements and cash resource needs will vary significantly depending upon the timing and the financial and other resource needs that will be required to complete ongoing development and pre-clinical and clinical testing of products as well as regulatory efforts and collaborative arrangements necessary for the Company’s products that are currently under development. The Company will seek to raise necessary funds through a combination of publicly or private equity offerings, debt financings, other financing mechanisms, or strategic collaborations and licensing arrangements. The Company may not be able to obtain additional financing on terms favorable to us, if at all.

The Company’s operations will be adversely affected if it is unable to raise or obtain needed funding and may materially affect the Company’s ability to continue as a going concern. The accompanying consolidated financial statements have been prepared assuming that the Company will continue as a going concern and therefore, the financial statements do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amount and classifications of liabilities that may result from the outcome of this uncertainty.

12. Capital Stock

Preferred Stock

The Company’s Board of Directors has the authority to issue up to 2.0 million shares of preferred stock and to determine the price privileges and other terms of the shares. The Board of Directors may exercise this authority without any further approval of stockholders. As of December 31, 2014, the Company had no preferred stock issued or outstanding.

Series B Convertible Preferred Stock

On February 18, 2015 the Company closed an underwritten public offering of 2,070,000 registered shares of its common stock, at a price to the public of $1.75 per share, and 695,857 registered shares of its Series B Convertible Preferred Stock (“Series B”) at a price to the public of $8.75 per share. We received proceeds from the sale of Series B of $5.4 million, net of $0.7 million of underwriting and offering costs. At the option of the investor, each share of Series B was convertible into five shares of common stock of HART, and voted with the common stock on all matters on an as-converted basis, each subject to certain beneficial ownership caps. The Series B had no preference to the common shares in respect of dividends, voting, liquidation or otherwise.

As of December 31, 2015, all 695,857 shares of issued Series B had converted into 3,479,285 shares of common stock. As of December 31, 2015 no shares of preferred stock were outstanding.

Common Stock

Shareholders Rights Plan

The Company has adopted a Shareholder Rights Plan and declared a dividend distribution of one preferred stock purchase right for each outstanding share of the Company’s common stock. Initially, these rights will not be exercisable and will trade with the shares of the Company’s common stock. Under the Shareholder Rights Plan, the rights generally will become exercisable if a person becomes an “acquiring person” by acquiring 20% or more of the common stock of the Company or if a person commences a tender offer that could result in that person owning 20% or more of the common stock of the Company. If a person becomes an acquiring person, each holder of a right (other than the acquiring person) would be entitled to purchase, at the then-current exercise price, such number of shares of preferred stock which are equivalent to shares of the Company’s common stock having a value of twice the exercise price of the right. If the Company is acquired in a merger or other business combination transaction after any such event, each holder of a right would then be entitled to purchase, at the then-current exercise price, shares of the acquiring company’s common stock having a value of twice the exercise price of the right.

February 2015 Shares Offering

On February, 18, 2015, in the registered public offering of the Series B Convertible Preferred Stock described above, the Company also issued 2,070,000 shares of its Common Stock, at a price to the public of $1.75 per share. We received proceeds from the sale of common stock of $3.2 million, net of $0.4 million of offering costs.

Aspire Purchase Agreement

On December 15, 2015, the company entered into a common stock purchase agreement (the “Purchase Agreement”), with Aspire Capital Fund, LLC, (“Aspire Capital”), under which Aspire Capital is committed to purchase up to an aggregate of $15.0 million of our common stock over the approximately 30-month term of the Purchase Agreement. In consideration for entering into the Purchase Agreement, concurrently with the execution of the Purchase Agreement, HART issued Aspire Capital 150,000 shares of our common stock as a commitment fee (the “Commitment Shares”).

Upon execution of the Purchase Agreement, the Company sold to Aspire Capital 500,000 shares of common stock at $2.00 per share (the “Initial Purchase Shares”). Net proceeds from the sale of shares to Aspire as of December 31, 2015 were approximately $0.9 million.

Pursuant to the Purchase Agreement and Registration Rights Agreement, the Company registered 2,688,933 shares of our common stock. This includes the Commitment Shares and the Initial Purchase Shares issued to Aspire Capital and 2,038,933 shares of common stock which HART may issue to Aspire Capital in the future.

Under the approximately 30-month term of the Purchase Agreement, on any trading day on which the closing sale price of our common stock exceeds $0.50, the Company has the right, in our sole discretion, to direct Aspire Capital to purchase up to 150,000 shares of the Company’s common stock per trading day, at a per share price (the “Purchase Price”) calculated by reference to the prevailing market price of our common stock. In addition, the Company has the right, from time to time in our sole discretion, to sell Aspire Capital an amount of stock equal to up to 30% of the aggregate shares of the Company’s common stock traded on the Nasdaq Capital Market on the next trading day, subject to a maximum number of shares which HART may determine and a minimum trading price. The purchase price per purchase share pursuant to such purchase notices are calculated by reference to the prevailing market price of HART’s common stock.

There are no trading volume requirements or restrictions under the Purchase Agreement, and HART controls the timing and amount of any sales of our common stock to Aspire Capital. There are no monetary penalties for the Company failing to maintain effectiveness of registration. Aspire Capital has no right to require any sales by HART, but is obligated to make purchases from us as the Company directs in accordance with the Purchase Agreement. There are no limitations on use of proceeds, financial or business covenants, restrictions on future financings, rights of first refusal, participation rights, penalties or liquidated damages in the Purchase Agreement.

Additionally, Aspire Capital cannot hedge its position in HART common stock. The Purchase Agreement may be terminated by the Company at any time, at HART’s discretion, without any penalty or cost to the Company.

Employee Stock Purchase Plan

In 2013, the Company approved the 2013 Equity Incentive Plan (the “2013 Plan”). Under this plan, participating employees can authorize the Company to withhold a portion of their base pay during consecutive six-month payment periods for the purchase of shares of the Company’s common stock. At the conclusion of the period, participating employees can purchase shares of the Company’s common stock at 85% of the lower of the fair market value of the Company’s common stock at the beginning or end of the period. Shares are issued under the plan for the six-month periods ending June 30 and December 31. Under this plan, 150,000 shares of common stock are authorized for issuance of which 38,872 and 17,042 were issued as of December 31, 2015 and 2014 respectively; an additional 8,308 shares related to the second six-month withholding period of 2015 were issued on January 2, 2016.